Contract liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule Of Contract Liabilities	Contract liabilities are as follows as of September 30:.
	2024	2025	2025
	HK$	HK$	US$
Contract liabilities	-	2,565,655	329,654